Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets
Cash and equivalents	$ 6,875	$ 4,819
Marketable securities and short-term investments	1,606	948
Receivables, net	11,575	10,773
Inventories, net	6,182	5,737
Prepaid expenses	311	227
Deferred taxes	869	932
Other current assets	584	351
Total current assets	28,002	23,787
Property, plant and equipment, net	5,947	4,922
Goodwill	10,226	7,269
Other intangible assets, net	3,501	2,253
Prepaid pension and other employee benefits	71	139
Investments in equity-accounted companies	213	156
Deferred taxes	334	318
Other non-current assets	776	804
Total assets	49,070	39,648
Accounts payable, trade	4,992	4,789
Billings in excess of sales	2,035	1,819
Employee and other payables	1,449	1,361
Short-term debt and current maturities of long-term debt	2,537	765
Advances from customers	1,937	1,757
Deferred taxes	270	305
Provisions for warranties	1,291	1,324
Provisions and other current liabilities	2,367	2,619
Accrued expenses	2,096	1,822
Total current liabilities	18,974	16,561
Long-term debt	7,534	3,231
Pension and other employee benefits	2,290	1,487
Deferred taxes	1,260	537
Other non-current liabilities	1,566	1,496
Total liabilities	31,624	23,312
Commitments and contingencies
Stockholders' equity:
Capital stock and additional paid-in capital (2,314,743,264 issued shares at December 31, 2012 and 2011)	1,691	1,621
Retained earnings	18,066	16,988
Accumulated other comprehensive loss	(2,523)	(2,408)
Treasury stock, at cost (18,793,989 and 24,332,144 shares at December 31, 2012 and 2011, respectively)	(328)	(424)
Total ABB stockholders' equity	16,906	15,777
Noncontrolling interests	540	559
Total stockholders' equity	17,446	16,336
Total liabilities and stockholders' equity	$ 49,070	$ 39,648